UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number: 811-8411

                            The James Advantage Funds
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                  1349 Fairground Road, Beavercreek, Ohio 45385
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                 Barry R. James, P.O. Box 8, Alpha, Ohio, 45301
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (937) 426-7640

Date of fiscal year end:  6/30

Date of reporting period:  3/31/06

      Form N-Q is to be used by registered management investment companies, other than a small business investment company registered on Form N-5 (ss.ss.
239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policy making roles.

      A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

Item 1. Schedule of Investments

JAMES ADVANTAGE FUNDS
JAMES BALANCED: GOLDEN RAINBOW FUND
SCHEDULE OF INVESTMENTS
March 31, 2006 (Unaudited)

================================================================================================
        Shares      COMMON STOCKS -- 38.2%                                             Value
------------------------------------------------------------------------------------------------
                    BASIC MATERIALS -- 3.4%
           10,000   Alliance Resource Partners, L.P.............................    $    361,000
           30,000   Barrick Gold Corporation....................................         817,200
            5,600   Castle (A.M.) & Company.....................................         165,200
           31,000   Dow Chemical Company........................................       1,258,600
           45,650   Methanex Corporation........................................         937,195
           26,000   Newmont Mining Corporation..................................       1,349,140
           24,000   NS Group, Inc.*.............................................       1,104,720
           17,000   PPG Industries, Inc.........................................       1,076,950
           59,500   Terra Nitrogen Company, L.P.................................       1,196,545
                                                                                    ------------
                                                                                       8,266,550
                                                                                    ------------
                    CONSUMER, CYCLICAL -- 4.3%
            6,000   Central Garden & Pet Company*...............................         318,840
           30,000   EZCORP, Inc. - Class A*.....................................         885,600
           35,000   Hartmarx Corporation*.......................................         311,850
           30,000   J.C. Penney Company, Inc. ..................................       1,812,300
           20,000   Mesa Air Group, Inc.*.......................................         228,800
           10,000   Office Depot, Inc.*.........................................         372,400
           19,300   PACCAR, Inc. ...............................................       1,360,264
           45,300   Supervalu, Inc..............................................       1,396,146
           29,000   The Buckle, Inc.............................................       1,187,550
           43,000   The Pantry, Inc.*...........................................       2,682,770
                                                                                    ------------
                                                                                      10,556,520
                                                                                    ------------
                    CONSUMER, NON-CYCLICAL -- 3.7%
           10,000   Archer-Daniels-Midland Company..............................         336,500
            5,000   AT&T, Inc...................................................         135,200
           15,000   Bristol-Myers Squibb Company................................         369,150
            6,000   CNS, Inc. ..................................................         129,240
           37,500   Coventry Health Care, Inc.*.................................       2,024,250
           40,000   King Pharmaceuticals, Inc.*.................................         690,000
           25,000   Magellan Health Services, Inc.*.............................       1,011,750
           13,000   Papa John's Intl., Inc.*....................................         426,530
           60,000   Sierra Health Services, Inc.*...............................       2,442,000
           32,000   The Toro Company............................................       1,528,000
                                                                                    ------------
                                                                                       9,092,620
                                                                                    ------------
                    ENERGY -- 5.3%
            3,500   Amerada Hess Corporation....................................         498,400
            2,500   Anadarko Petroleum Corporation..............................         252,525
           16,800   Apache Corporation..........................................       1,100,568
           32,940   Chevron Corporation.........................................       1,909,532
           34,000   Devon Energy Corporation....................................       2,079,780
           25,500   EOG Resources, Inc. ........................................       1,836,000

JAMES ADVANTAGE FUNDS
JAMES BALANCED: GOLDEN RAINBOW FUND
SCHEDULE OF INVESTMENTS (Continued)

================================================================================================
        Shares      COMMON STOCKS -- 38.2% (Continued)                                 Value
------------------------------------------------------------------------------------------------
                    ENERGY -- 5.3% (Continued)
           34,500   Exxon Mobil Corporation.....................................    $  2,099,670
            7,000   Headwaters, Inc.*...........................................         278,530
           14,000   MDU Resources Group, Inc....................................         468,300
           23,300   Sunoco, Inc. ...............................................       1,807,381
           10,000   Valero Energy Corporation...................................         597,800
                                                                                    ------------
                                                                                      12,928,486
                                                                                    ------------
                    FINANCIAL -- 5.2%
           13,000   Alliance Bernstein Holding L.P. ............................         861,250
           32,500   American Physicians Capital, Inc.*..........................       1,560,000
           12,500   Bear Stearns Companies, Inc. ...............................       1,733,750
           36,500   CIT Group, Inc. ............................................       1,953,480
            9,000   Corus Bankshares, Inc.......................................         534,960
           14,000   KeyCorp.....................................................         515,200
           37,500   Rent-A-Center, Inc.*........................................         959,625
           20,000   SAFECO Corporation..........................................       1,004,200
            5,000   Safety Insurance Group, Inc.................................         228,300
           22,000   Stewart Information Services Corporation....................       1,035,760
           41,000   W.R. Berkley Corporation....................................       2,380,460
                                                                                    ------------
                                                                                      12,766,985
                                                                                    ------------
                    INDUSTRIAL -- 3.5%
           20,000   BorgWarner, Inc. ...........................................       1,200,800
           23,000   Briggs & Stratton Corporation...............................         813,510
           27,000   CSX Corporation.............................................       1,614,600
           19,000   Cummins, Inc. ..............................................       1,996,900
            4,000   Eaton Corporation...........................................         291,880
           35,000   Goldcorp, Inc...............................................       1,023,750
           23,000   Norfolk Southern Corporation................................       1,243,610
            4,500   The Black & Decker Corporation..............................         391,005
                                                                                    ------------
                                                                                       8,576,055
                                                                                    ------------
                    TECHNOLOGY -- 6.5%
           45,000   Armor Holdings, Inc.*.......................................       2,623,049
           35,000   Covansys Corporation*.......................................         601,650
           18,000   Diodes, Inc.*...............................................         747,000
          105,000   Earthlink, Inc.*............................................       1,002,750
           30,000   Hewlett-Packard Company.....................................         987,000
           41,000   Komag, Inc.*................................................       1,951,600
           22,000   MicroStrategy, Inc.*........................................       2,316,380
           17,000   Motorola, Inc...............................................         389,470
           37,500   Northrop Grumman Corporation................................       2,560,875
           30,000   WESCO International, Inc.*..................................       2,040,300
           25,000   Western Digital Corporation*................................         485,750
                                                                                    ------------
                                                                                      15,705,824
                                                                                    ------------

JAMES ADVANTAGE FUNDS
JAMES BALANCED: GOLDEN RAINBOW FUND
SCHEDULE OF INVESTMENTS (Continued)

================================================================================================
        Shares      COMMON STOCKS -- 38.2% (Continued)                                 Value
------------------------------------------------------------------------------------------------
                    UTILITIES -- 4.1%
           15,000   ALLTEL Corporation..........................................    $    971,250
           60,000   Edison International........................................       2,470,800
           70,800   Energen Corporation.........................................       2,478,000
           24,500   Sempra Energy...............................................       1,138,270
            2,500   The Laclede Group, Inc......................................          86,050
           38,000   TXU Corporation.............................................       1,700,880
           25,000   WPS Resources Corporation...................................       1,230,500
                                                                                    ------------
                                                                                      10,075,750
                                                                                    ------------
                    INTERNATIONAL EQUITY FUNDS -- 1.8%
           15,000   Greater China Fund, Inc.....................................         264,150
           41,000   India Fund, Inc. ...........................................       2,070,500
          124,000   iShares MSCI Japan Index Fund...............................       1,785,600
           15,000   iShares MSCI Taiwan Index Fund..............................         190,350
                                                                                    ------------
                                                                                       4,310,600
                                                                                    ------------
                    CLOSED-END FUNDS -- 0.4%
           25,000   Japan Smaller Capitalization Fund, Inc.*....................         413,750
           25,000   New Ireland Fund, Inc. .....................................         629,500
                                                                                    ------------
                                                                                       1,043,250
                                                                                    ------------

                    TOTAL COMMON STOCKS ........................................    $ 93,322,640
                                                                                    ------------


================================================================================================
      Par Value     U.S. GOVERNMENT & AGENCY BONDS -- 56.3%                            Value
------------------------------------------------------------------------------------------------
      $ 2,000,000   Federal Farm Credit Bank, 5.950%, 3/16/09...................    $  2,044,746
          550,000   Federal Home Loan Bank, 4.500%, 2/17/10.....................         535,446
        8,000,000   U.S. Treasury Bills, 6/15/06................................       7,927,504
        2,500,000   U.S. Treasury Bonds, 5.000%, 2/15/11........................       2,520,313
        3,500,000   U.S. Treasury Bonds, 4.875%, 2/15/12........................       3,505,467
       12,000,000   U.S. Treasury Bonds, 4.250%, 8/15/13........................      11,541,564
       15,000,000   U.S. Treasury Bonds, 4.750%, 5/15/14........................      14,868,750
        5,000,000   U.S. Treasury Bonds, 5.500%, 8/15/28........................       5,297,265
        6,000,000   U.S. Treasury Bonds, 5.250%, 2/15/29........................       6,160,782
          200,000   U.S. Treasury Bonds, 5.375%, 2/15/31........................         210,531
       13,000,000   U.S. Treasury Notes, 2.000%, 5/15/06........................      12,958,043
        3,500,000   U.S. Treasury Notes, 3.500%, 11/15/06.......................       3,470,467
        6,000,000   U.S. Treasury Notes, 3.000%, 12/31/06.......................       5,917,734
        6,000,000   U.S. Treasury Notes, 6.250%, 2/15/07........................       6,067,500
        3,000,000   U.S. Treasury Notes, 6.625%, 5/15/07........................       3,056,250
        8,000,000   U.S. Treasury Notes, 4.375%, 5/15/07........................       7,956,872
       11,500,000   U.S. Treasury Notes, 3.250%, 8/15/07........................      11,255,625
       21,000,000   U.S. Treasury Notes, 3.000%, 2/15/08........................      20,313,405
        2,000,000   U.S. Treasury Notes, 2.625%, 5/15/08........................       1,912,188
        5,000,000   U.S. Treasury Notes, 6.000%, 8/15/09........................       5,180,665

JAMES ADVANTAGE FUNDS
JAMES BALANCED: GOLDEN RAINBOW FUND
SCHEDULE OF INVESTMENTS (Continued)

================================================================================================
      Par Value     U.S. GOVERNMENT & AGENCY BONDS -- 56.3% (Continued)                Value
------------------------------------------------------------------------------------------------
      $ 3,000,000   U.S. Treasury Notes, 5.000%, 8/15/11........................    $  3,026,367
        2,000,000   U.S. Treasury Notes, 4.000%, 2/15/15........................       1,874,296
                                                                                    ------------
                    TOTAL U.S. GOVERNMENT & AGENCY BONDS........................    $137,601,780
                                                                                    ------------

================================================================================================
      Par Value     CORPORATE BONDS -- 0.8%                                            Value
------------------------------------------------------------------------------------------------
      $   500,000   Anheuser-Busch Companies, Inc., 6.000%, 4/15/11.............    $    512,594
          500,000   Barrick Gold Finance, Inc., 7.500%, 5/1/07..................         510,983
          500,000   General Electric Capital Corporation, 7.875%, 12/1/06.......         508,940
          500,000   Tennessee Valley Authority, 5.625%, 1/18/11.................         508,943
                                                                                    ------------
                    TOTAL CORPORATE BONDS.......................................    $  2,041,460
                                                                                    ------------

================================================================================================
        Shares      SHORT TERM INVESTMENTS -- 4.4%                                     Value
------------------------------------------------------------------------------------------------
       10,787,200   First American Treasury Obligations Fund....................    $ 10,787,200
                                                                                    ------------

                    TOTAL INVESTMENT SECURITIES -- 99.7%
                    (Amortized Cost $217,314,188)...............................    $243,753,080

                    OTHER ASSETS IN EXCESS OF LIABILITIES -- 0.3%...............         629,151
                                                                                    ------------

                    NET ASSETS -- 100.0%........................................    $244,382,231
                                                                                    ============


* Non-income producing security.

See accompanying Notes to Schedules of Investments.

JAMES ADVANTAGE FUNDS
JAMES SMALL CAP FUND
SCHEDULE OF INVESTMENTS
March 31, 2006 (Unaudited)

================================================================================================
        Shares      COMMON STOCKS -- 94.5%                                             Value
------------------------------------------------------------------------------------------------
                    BASIC MATERIALS -- 9.8%
           27,500   Alliance Resource Partners, L.P.............................    $    992,750
           75,100   Castle (A.M.) & Company.....................................       2,215,450
           69,500   Oregon Steel Mills, Inc.*...................................       3,556,315
           47,400   Schnitzer Steel Industries, Inc. - Class A..................       2,031,090
           54,000   Shiloh Industries, Inc.*....................................       1,039,500
           81,100   Terra Nitrogen Company, L.P.................................       1,630,921
           16,700   Universal Forest Products, Inc. ............................       1,060,283
                                                                                    ------------
                                                                                      12,526,309
                                                                                    ------------
                    CONSUMER, CYCLICAL -- 14.1%
           45,200   Air Methods Corporation*....................................       1,335,208
           98,650   Aldila, Inc. ...............................................       3,275,180
           32,350   Books-A-Million, Inc. ......................................         372,349
          222,600   Charming Shoppes, Inc.*.....................................       3,310,062
           39,000   JAKKS Pacific, Inc.*........................................       1,042,860
           44,600   K-Swiss, Inc. ..............................................       1,344,244
           95,000   Mesa Air Group, Inc.*.......................................       1,086,800
           71,500   Steiner Leisure Ltd.*.......................................       2,895,750
           54,575   The Pantry, Inc.*...........................................       3,404,934
                                                                                    ------------
                                                                                      18,067,387
                                                                                    ------------
                    CONSUMER, NON-CYCLICAL -- 8.1%
          179,100   Alderwoods Group, Inc.*.....................................       3,205,890
           22,500   Alpharma, Inc. - Class A....................................         603,450
          112,350   American Homepatient, Inc.*.................................         393,225
           58,900   Ingles Markets, Inc. - Class A..............................       1,049,598
           47,800   Magellan Health Services, Inc.*.............................       1,934,466
          151,100   Spartan Stores, Inc.........................................       1,926,525
           95,300   ViroPharma, Inc.*...........................................       1,210,310
                                                                                    ------------
                                                                                      10,323,464
                                                                                    ------------
                    ENERGY -- 18.1%
           24,000   BP Prudhoe Bay Royalty Trust................................       1,696,560
          103,350   Edge Petroleum Corporation*.................................       2,581,683
           49,000   Giant Industries, Inc.*.....................................       3,407,460
           42,200   Lufkin Industries, Inc. ....................................       2,339,568
           39,500   New Jersey Resources Corporation............................       1,787,375
          106,950   RPC, Inc....................................................       2,443,808
           51,500   Swift Energy Company*.......................................       1,929,190
          315,000   VAALCO Energy, Inc.*........................................       2,110,500
           55,500   Veritas DGC, Inc.*..........................................       2,519,145
           51,200   W-H Energy Services, Inc.*..................................       2,277,888
                                                                                    ------------
                                                                                      23,093,177
                                                                                    ------------

JAMES ADVANTAGE FUNDS
JAMES SMALL CAP FUND
SCHEDULE OF INVESTMENTS (Continued)

================================================================================================
        Shares      COMMON STOCKS -- 94.5% (Continued)                                 Value
------------------------------------------------------------------------------------------------
                    FINANCIAL -- 11.9%
           39,900   American Physicians Capital, Inc.*..........................    $  1,915,200
           54,900   ASTA Funding, Inc...........................................       1,825,974
           70,400   Bluegreen Corporation*......................................         930,688
          164,580   Capital Title Group, Inc. ..................................       1,268,912
          280,000   CBIZ, Inc.*.................................................       2,240,000
           43,450   FPIC Insurance Group, Inc.*.................................       1,642,410
           25,200   LandAmerica Financial Group, Inc. ..........................       1,709,820
           55,600   LTC Properties, Inc.........................................       1,293,256
           34,700   Safety Insurance Group, Inc.................................       1,584,402
           22,000   State Auto Financial Corporation............................         741,620
                                                                                    ------------
                                                                                      15,152,282
                                                                                    ------------
                    INDUSTRIAL -- 5.1%
           42,100   Arkansas Best Corporation...................................       1,646,952
           90,300   Blount International, Inc.*.................................       1,454,733
           16,900   Cascade Corporation.........................................         893,165
           31,400   Maritrans, Inc. ............................................         767,102
           75,100   OMI Corporation.............................................       1,353,302
            8,600   Twin Disc, Inc..............................................         469,044
                                                                                    ------------
                                                                                       6,584,298
                                                                                    ------------
                    TECHNOLOGY -- 18.0%
           28,000   Comtech Telecommunications Corporation*.....................         816,760
           71,600   EarthLink, Inc.*............................................         683,780
           64,000   Hurco Companies, Inc.*......................................       1,742,080
          128,200   i2 Technologies, Inc.*......................................       2,205,040
           98,800   IXYS Corporation*...........................................         910,936
           25,625   John H. Harland Company.....................................       1,007,063
           85,800   Komag, Inc.*................................................       4,084,079
           57,500   Park Electrochemical Corporation............................       1,696,250
           23,820   Rofin-Sinar Technologies, Inc.*.............................       1,289,377
           41,900   Teledyne Technologies, Inc.*................................       1,491,640
          184,300   United Online, Inc..........................................       2,370,098
           78,700   Xyratex Ltd.*...............................................       2,479,049
          109,300   Zoran Corporation*..........................................       2,391,484
                                                                                    ------------
                                                                                      23,167,636
                                                                                    ------------
                    UTILITIES -- 9.4%
           72,000   Black Hills Corporation.....................................       2,448,000
           96,250   Cleco Corporation...........................................       2,149,263
           22,000   Florida Public Utilities Company............................         311,300
           84,900   Otter Tail Corporation......................................       2,435,781
           59,200   South Jersey Industries, Inc. ..............................       1,614,384
          110,000   TALK America Holdings, Inc.*................................         938,300
           60,000   The Laclede Group, Inc.  ...................................       2,065,200
                                                                                    ------------
                                                                                      11,962,228
                                                                                    ------------

                    TOTAL COMMON STOCKS.........................................    $120,876,781
                                                                                    ------------

JAMES ADVANTAGE FUNDS
JAMES SMALL CAP FUND
SCHEDULE OF INVESTMENTS (Continued)

================================================================================================
        Shares      SHORT TERM INVESTMENTS -- 5.0%                                     Value
------------------------------------------------------------------------------------------------
        6,393,727   First American Treasury Obligations Fund....................    $  6,393,727
                                                                                    ------------
                    TOTAL INVESTMENT SECURITIES -- 99.5%
                    (Cost $110,711,368).........................................    $127,270,508

                    OTHER ASSETS IN EXCESS OF LIABILITIES -- 0.5%...............         588,504
                                                                                    ------------

                    NET ASSETS -- 100.0%........................................    $127,859,012
                                                                                    ============



* Non-income producing security.

See accompanying Notes to Schedules of Investments.

JAMES ADVANTAGE FUNDS
JAMES MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS
March 31, 2006 (Unaudited)

================================================================================================
        Shares      COMMON STOCKS -- 71.8%                                             Value
------------------------------------------------------------------------------------------------
                    BASIC MATERIALS -- 5.9%
           16,000   Barrick Gold Corporation....................................    $    435,840
           35,000   Goldcorp, Inc...............................................       1,023,750
           16,400   Methanex Corporation........................................         336,692
           15,500   Quanex Corporation..........................................       1,032,765
           20,500   Schnitzer Steel Industries, Inc. - Class A..................         878,425
           15,000   Terra Nitrogen Company, L.P.................................         301,650
           20,000   The Goodyear Tire & Rubber Company*.........................         289,600
                                                                                    ------------
                                                                                       4,298,722
                                                                                    ------------
                    CONSUMER, CYCLICAL -- 15.3%
           27,600   Conn's, Inc.*...............................................         942,816
           26,000   Darden Restaurants, Inc. ...................................       1,066,780
           18,000   J.C. Penney Company, Inc. ..................................       1,087,380
           23,400   Office Depot, Inc.*.........................................         871,416
           14,950   PACCAR, Inc. ...............................................       1,053,676
           44,000   Papa John's Intl., Inc.*....................................       1,443,640
           22,000   The Buckle, Inc.............................................         900,900
           23,400   The Home Depot, Inc.........................................         989,820
           29,900   The Pantry, Inc.*...........................................       1,865,461
           25,800   Timberland Company - Class A*...............................         883,134
                                                                                    ------------
                                                                                      11,105,023
                                                                                    ------------
                    CONSUMER, NON-CYCLICAL -- 7.1%
           15,000   Archer-Daniels-Midland Company..............................         504,750
           20,600   Coventry Health Care, Inc.*.................................       1,111,988
           20,000   King Pharmaceuticals, Inc.*.................................         345,000
           20,000   Magellan Health Services, Inc.*.............................         809,400
           30,300   Sierra Health Services, Inc.*...............................       1,233,210
           23,900   The Toro Company............................................       1,141,225
                                                                                    ------------
                                                                                       5,145,573
                                                                                    ------------
                    ENERGY -- 8.0%
           10,096   Apache Corporation..........................................         661,389
           22,300   Devon Energy Corporation....................................       1,364,091
           13,000   Exxon Mobil Corporation.....................................         791,180
           10,000   Sunoco, Inc. ...............................................         775,700
           90,000   VAALCO Energy, Inc.*........................................         603,000
           26,900   Valero Energy Corporation...................................       1,608,082
                                                                                    ------------
                                                                                       5,803,442
                                                                                    ------------
                    FINANCIAL -- 8.1%
            6,450   Bear Stearns Companies, Inc. ...............................         894,615
           30,000   Berkley (W.R.) Corporation..................................       1,741,800
           20,600   CIT Group, Inc. ............................................       1,102,512
           17,400   Corus Bankshares, Inc.......................................       1,034,256

JAMES ADVANTAGE FUNDS
JAMES MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

================================================================================================
        Shares      COMMON STOCKS -- 71.8% (Continued)                                 Value
------------------------------------------------------------------------------------------------
                    FINANCIAL -- 8.1% (Continued)
            5,650   Hospitality Properties Trust................................    $    246,736
           22,600   KeyCorp.....................................................         831,680
                                                                                    ------------
                                                                                       5,851,599
                                                                                    ------------
                    INDUSTRIAL -- 4.3%
           10,000   CSX Corporation.............................................         598,000
            5,000   Cummins, Inc. ..............................................         525,500
           13,550   Norfolk Southern Corporation................................         732,649
           14,400   The Black & Decker Corporation..............................       1,251,216
                                                                                    ------------
                                                                                       3,107,365
                                                                                    ------------
                    TECHNOLOGY -- 17.5%
           19,800   Armor Holdings, Inc.*.......................................       1,154,142
          109,610   EarthLink, Inc.*............................................       1,046,776
           15,000   Hewlett-Packard Company.....................................         493,500
           43,000   Komag, Inc.*................................................       2,046,800
           21,500   MicroStrategy, Inc.*........................................       2,263,735
           61,000   Motorola, Inc...............................................       1,397,510
           15,600   Northrop Grumman Corporation................................       1,065,324
           30,000   Park Electrochemical Corporation............................         885,000
           34,400   WESCO International, Inc.*..................................       2,339,543
                                                                                    ------------
                                                                                      12,692,330
                                                                                    ------------
                    UTILITIES -- 4.8%
           27,150   Edison International........................................       1,118,037
           20,800   MDU Resources Group, Inc....................................         695,760
           10,000   Sempra Energy...............................................         464,600
            7,000   The Laclede Group, Inc. ....................................         240,940
           21,900   TXU Corporation.............................................         980,244
                                                                                    ------------
                                                                                       3,499,581
                                                                                    ------------
                    INTERNATIONAL EQUITY FUNDS -- 0.8%
           40,000   iShares MSCI Japan Index Fund...............................         576,000
                                                                                    ------------

                    TOTAL COMMON STOCKS.........................................    $ 52,079,635
                                                                                    ------------


================================================================================================
      Par Value     U.S. GOVERNMENT & AGENCY BONDS -- 34.1%                            Value
------------------------------------------------------------------------------------------------
      $15,000,000   U.S. Treasury Bills, 6/15/06................................    $ 14,864,070
       10,000,000   U.S. Treasury Bills, 7/13/06................................       9,874,980
                                                                                    ------------
                    TOTAL U.S. GOVERNMENT & AGENCY BONDS........................    $ 24,739,050
                                                                                    ------------

JAMES ADVANTAGE FUNDS
JAMES MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

================================================================================================
        Shares      SHORT TERM INVESTMENTS -- 7.4%                                     Value
------------------------------------------------------------------------------------------------
        5,339,078   First American Treasury Obligations Fund....................    $  5,339,078
                                                                                    ------------

                    TOTAL INVESTMENT SECURITIES -- 113.3%
                    (Amortized Cost $68,608,799)................................    $ 82,157,763

                    SEGREGATED CASH WITH BROKERS -- 57.7%.......................      41,817,947

                    SECURITIES SOLD SHORT -- (69.9%) (Proceeds $48,802,850).....     (50,706,815)

                    LIABILITIES IN EXCESS OF OTHER ASSETS -- (1.1%).............        (747,857)
                                                                                    ------------

                    NET ASSETS -- 100.0%........................................    $ 72,521,038
                                                                                    ============


* Non-income producing security.

See accompanying Notes to Schedules of Investments.

JAMES ADVANTAGE FUNDS
JAMES MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT
March 31, 2006 (Unaudited)

================================================================================================
        Shares      COMMON STOCKS -- 69.9%                                             Value
------------------------------------------------------------------------------------------------
                    BASIC MATERIALS -- 6.1%
           33,725   Apex Silver Mines Ltd.*.....................................    $    800,969
           31,200   Ferro Corporation...........................................         624,000
           13,450   James River Coal Company*...................................         456,896
           33,500   Nalco Holding Company*......................................         592,950
           12,500   NOVA Chemicals Corporation..................................         356,250
           25,300   Westmoreland Coal Company*..................................         664,125
           50,000   Wheeling-Pittsburgh Corporation*............................         918,000
                                                                                    ------------
                                                                                       4,413,190
                                                                                    ------------
                    CONSUMER, CYCLICAL -- 14.7%
           56,860   99 Cents Only Stores*.......................................         771,022
            8,760   Amazon.com, Inc.*...........................................         319,828
           54,000   Audiovox Corporation - Class A*.............................         644,760
           16,200   Dow Jones & Company, Inc....................................         636,660
           81,000   Fleetwood Enterprises, Inc.*................................         904,770
           12,700   Four Seasons Hotels, Inc. ..................................         643,890
           29,200   General Motors Corporation..................................         621,084
           48,000   InterContinental Hotels Group PCL - ADR.....................         788,160
           41,190   JetBlue Airways Corporation*................................         441,557
           12,500   Lamar Advertising Company*..................................         657,750
           62,000   Lions Gate Entertainment Corporation*.......................         629,300
           20,000   P.F. Chang's China Bistro*..................................         985,800
           40,500   Pep Boys - Manny, Moe & Jack................................         611,955
           62,100   Sirius Satellite Radio, Inc.*...............................         315,468
           38,600   Texas Roadhouse, Inc.*......................................         659,674
           63,100   Visteon Corporation*........................................         290,259
           32,500   XM Satellite Radio Holdings, Inc.*..........................         723,775
                                                                                    ------------
                                                                                      10,645,712
                                                                                    ------------
                    CONSUMER, NON-CYCLICAL -- 11.3%
           21,300   CV Therapeutics, Inc.*......................................         470,304
           20,000   Cyberonics, Inc.*...........................................         515,400
            3,500   Discovery Holding Company*..................................          52,500
           19,000   Farmer Brothers Company.....................................         423,700
           51,390   Impax Laboratories, Inc.*...................................         511,330
           24,000   MedImmune, Inc.*............................................         877,920
           37,420   Nektar Therapeutics*........................................         762,620
           61,650   NPS Pharmaceuticals, Inc.*..................................         526,491
           14,500   Onyx Pharmaceuticals, Inc.*.................................         380,770
           23,550   OSI Pharmaceuticals, Inc.*..................................         755,955
           46,000   Prestige Brands Holding, Inc.*..............................         559,820
           19,000   SonoSite, Inc.*.............................................         772,160
           48,600   Taro Pharmaceutical Industries Ltd.*........................         677,484
           38,000   Tecumseh Products Company - Class A.........................         932,520
                                                                                    ------------
                                                                                       8,218,974
                                                                                    ------------

JAMES ADVANTAGE FUNDS
JAMES MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

================================================================================================
        Shares      COMMON STOCKS -- 69.9% (Continued)                                  Value
 ------------------------------------------------------------------------------------------------
                    ENERGY -- 4.8%
           35,000   Delta Petroleum Corporation*................................    $    735,700
           48,160   FX Energy, Inc.*............................................         251,877
           17,500   Goodrich Petroleum Corporation*.............................         472,500
           22,500   NRG Energy, Inc.*...........................................       1,017,450
           40,000   Reliant Energy, Inc.*.......................................         423,200
           75,000   Syntroleum Corporation*.....................................         620,250
                                                                                    ------------
                                                                                       3,520,977
                                                                                    ------------
                    FINANCIAL -- 8.6%
           55,400   Affordable Residential Communities..........................         581,700
           46,100   Brookline Bancorp, Inc......................................         714,089
           61,708   Hudson City Bancorp, Inc....................................         820,099
           30,000   IPC Holdings, Ltd...........................................         841,500
           22,350   Marsh & McLennan Companies, Inc.............................         656,196
           40,000   Montpelier Re Holdings Ltd..................................         652,000
           47,200   NewAlliance Bancshares, Inc.................................         681,096
           56,000   Primus Guaranty Ltd.*.......................................         624,400
           52,500   Spirit Finance Corporation..................................         640,500
                                                                                    ------------
                                                                                       6,211,580
                                                                                    ------------
                    INDUSTRIAL -- 3.4%
           87,660   Ballard Power Systems, Inc.*................................         594,335
           12,500   Macquarie Infrastructure Company Trust......................         406,250
           92,945   Power-One, Inc.*............................................         669,204
           15,000   Rogers Corporation*.........................................         817,200
                                                                                    ------------
                                                                                       2,486,989
                                                                                    ------------
                    TECHNOLOGY -- 19.3%
           78,000   Activision, Inc.*...........................................       1,075,620
           65,000   American Superconductor Corporation*........................         737,750
           62,700   ATI Technologies, Inc.*.....................................       1,077,186
           51,500   AudioCodes Ltd.*............................................         711,730
           71,480   BearingPoint, Inc.*.........................................         606,865
            7,500   Electronic Arts, Inc.*......................................         410,400
           27,480   FEI Company*................................................         545,478
           40,000   Flamel Technologies S.A. - ADR*.............................         846,400
           50,000   GSI Commerce, Inc.*.........................................         850,000
           35,700   ICOS Corporation*...........................................         787,185
           42,500   Infineon Technologies*......................................         436,900
           39,250   InPhonic, Inc.*.............................................         274,358
           20,000   Liberty Global, Inc.*.......................................         409,400
           36,600   Medicines Company*..........................................         752,862
           60,000   Micro International Ltd. - ADR*.............................         637,800
           97,500   Opsware, Inc.*..............................................         835,575
           30,500   PMC-Sierra, Inc.*...........................................         374,845
           44,200   SINA Corporation*...........................................       1,233,180

JAMES ADVANTAGE FUNDS
JAMES MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

================================================================================================
        Shares      COMMON STOCKS -- 69.9% (Continued)                                  Value
------------------------------------------------------------------------------------------------
                    TECHNOLOGY -- 19.3% (Continued)
           30,000   Tessera Technologies, Inc.*.................................    $    962,400
           96,000   Vivo Participacoes S.A. - ADR...............................         410,880
                                                                                    ------------
                                                                                      13,976,814
                                                                                    ------------
                    UTILITIES -- 1.7%
           45,715   IDT Corporation*............................................         500,579
           24,000   Unisource Energy Corporation................................         732,000
                                                                                    ------------
                                                                                       1,232,579
                                                                                    ------------

                    TOTAL COMMON STOCKS (Proceeds $48,802,850)..................    $ 50,706,815
                                                                                    ============


* Non-income producing security.

ADR - American Depository Receipt.

See accompanying Notes to Schedules of Investments.

JAMES ADVANTAGE FUNDS
JAMES EQUITY FUND
SCHEDULE OF INVESTMENTS
March 31, 2006 (Unaudited)

================================================================================================
        Shares      COMMON STOCKS -- 95.1%                                             Value
------------------------------------------------------------------------------------------------
                    BASIC MATERIALS -- 7.2%
           13,900   Alliance Resource Partners, L.P.............................    $    501,790
            4,800   Dow Chemical Company........................................         194,880
           18,100   Methanex Corporation........................................         371,593
            5,500   PPG Industries, Inc.........................................         348,425
            8,850   Schnitzer Steel Industries, Inc. - Class A..................         379,223
            9,600   Terra Nitrogen Company, L.P.................................         193,056
                                                                                    ------------
                                                                                       1,988,967
                                                                                    ------------
                    CONSUMER, CYCLICAL -- 12.7%
           16,000   Aldila, Inc. ...............................................         531,200
            6,000   Conn's, Inc.*...............................................         204,960
           11,000   Darden Restaurants, Inc. ...................................         451,330
           39,500   Hartmarx Corporation*.......................................         351,945
            6,400   J.C. Penney Company, Inc. ..................................         386,624
           25,000   Mesa Air Group, Inc.*.......................................         286,000
            5,250   PACCAR, Inc. ...............................................         370,020
           12,500   The Pantry, Inc.*...........................................         779,875
            4,000   Timberland Company - Class A*...............................         136,920
                                                                                    ------------
                                                                                       3,498,874
                                                                                    ------------
                    CONSUMER, NON-CYCLICAL -- 12.1%
           16,350   Archer-Daniels-Midland Company..............................         550,178
           10,000   AT&T, Inc...................................................         270,400
           28,500   EZCORP, Inc. - Class A*.....................................         841,320
           29,000   King Pharmaceuticals, Inc.*.................................         500,250
           13,000   Magellan Health Services, Inc.*.............................         526,110
            7,300   Supervalu, Inc..............................................         224,986
            9,100   The Toro Company............................................         434,525
                                                                                    ------------
                                                                                       3,347,769
                                                                                    ------------
                    ENERGY -- 19.1%
            3,620   Amerada Hess Corporation....................................         515,488
            3,820   Anadarko Petroleum Corporation..............................         385,858
           10,000   Cimarex Energy Company......................................         432,600
            8,850   Devon Energy Corporation....................................         541,355
            7,000   Exxon Mobil Corporation.....................................         426,020
           12,700   Frontier Oil Corporation....................................         753,744
            5,000   Lufkin Industries, Inc. ....................................         277,200
            6,515   Marathon Oil Corporation....................................         496,248
            7,800   Sunoco, Inc. ...............................................         605,045
           50,000   VAALCO Energy, Inc.*........................................         335,000
            8,400   Valero Energy Corporation...................................         502,152
                                                                                    ------------
                                                                                       5,270,710
                                                                                    ------------

JAMES ADVANTAGE FUNDS
JAMES EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

================================================================================================
        Shares      COMMON STOCKS -- 95.1% (Continued)                                  Value
------------------------------------------------------------------------------------------------
                    FINANCIAL -- 9.4%
            6,200   AllianceBernstein Holding L.P...............................    $    410,750
            6,800   American Physicians Capital, Inc.*..........................         326,400
            3,800   Bear Stearns Companies, Inc. ...............................         527,060
           13,000   Bluegreen Corporation*......................................         171,860
            5,150   CIT Group, Inc. ............................................         275,628
            6,100   Stewart Information Services Corporation....................         287,188
           10,000   W.R. Berkley Corporation....................................         580,600
                                                                                    ------------
                                                                                       2,579,486
                                                                                    ------------
                    INDUSTRIAL -- 6.0%
            4,400   Cummins, Inc................................................         462,440
            4,600   Eaton Corporation...........................................         335,662
            2,325   Magna International, Inc. - Class A.........................         175,979
            6,100   Norfolk Southern Corporation................................         329,827
            3,900   The Black & Decker Corporation..............................         338,871
                                                                                    ------------
                                                                                       1,642,779
                                                                                    ------------
                    TECHNOLOGY -- 18.2%
            8,200   Armor Holdings, Inc.*.......................................         477,978
           16,500   Diodes, Inc.*...............................................         684,750
           33,350   Earthlink, Inc.*............................................         318,493
           13,200   Hewlett-Packard Company.....................................         434,280
           17,300   Komag, Inc.*................................................         823,480
           17,100   Motorola, Inc...............................................         391,761
           17,400   Park Electrochemical Corporation............................         513,300
           12,700   WESCO International, Inc.*..................................         863,727
           15,000   Western Digital Corporation*................................         291,450
           10,000   Zoran Corporation*..........................................         218,800
                                                                                    ------------
                                                                                       5,018,019
                                                                                    ------------
                    UTILITIES -- 10.4%
           10,600   Edison International........................................         436,508
           12,100   Energen Corporation.........................................         423,500
           10,000   MDU Resources Group, Inc....................................         334,500
            9,300   Sempra Energy...............................................         432,078
           30,500   Sierra Pacific Resources*...................................         421,205
           13,700   South Jersey Industries, Inc. ..............................         373,599
            2,400   The Laclede Group, Inc. ....................................          82,608
            7,200   WPS Resources Corporation...................................         354,384
                                                                                    ------------
                                                                                       2,858,382
                                                                                    ------------

                    TOTAL COMMON STOCKS.........................................    $ 26,204,986
                                                                                    ------------

JAMES ADVANTAGE FUNDS
JAMES EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

================================================================================================
        Shares      SHORT TERM INVESTMENTS -- 5.0%                                     Value
------------------------------------------------------------------------------------------------
        1,376,713   First American Treasury Obligations Fund....................    $  1,376,713
                                                                                    ------------

                    TOTAL INVESTMENT SECURITIES -- 100.1%
                    (Cost $21,705,470)..........................................    $ 27,581,699

                    LIABILITIES IN EXCESS OF OTHER ASSETS -- (0.1%).............         (23,049)
                                                                                    ------------

                    NET ASSETS -- 100.0%........................................    $ 27,558,650
                                                                                    ============


* Non-income producing security.

See accompanying Notes to Schedules of Investments.

JAMES ADVANTAGE FUNDS
NOTES TO SCHEDULES OF INVESTMENTS
================================================================================

Securities Valuation

Each Fund's equity securities are valued based on market value. If a market quotation for a security is not readily available, if an event occurs after the close of the trading market (but before the Fund calculates its net asset value) that materially affects a security's value, when the Adviser determines that the market quotation does not accurately reflect the current value or when a restricted security is being valued, that security will be valued at its fair value as determined in good faith in conformity with guidelines adopted by and subject to review of the Board of Trustees of the Trust ("Board"). The Funds may use pricing services to determine market value for securities.

Fixed-income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when James Investment Research, Inc. ("James") believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If James decides that a price provided by a pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by James in conformity with guidelines adopted by and subject to the review of the Board. Short-term investments in fixed-income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

Securities Transactions

Securities transactions are recorded on a trade date basis. Realized gains and losses from security transactions are determined using the specific identification method. Securities purchased or sold on a when-issued or delayed delivery basis may have extended settlement periods. Any securities so purchased are subject to market fluctuation during this period. The James Balanced: Golden Rainbow Fund will instruct its custodian to segregate assets in a separate account with a current value at least equal to the amount of its when-issued and delayed delivery purchase commitments. As of March 31, 2006, the James Balanced:
Golden Rainbow Fund had no such outstanding purchase commitments.

Short Sales and Segregated Cash

The James Market Neutral Fund actively sells short common stocks. Short sales are transactions in which the Fund sells a security it does not own in anticipation of a decline in the market value of that security. To complete such a transaction, the Fund must borrow the security to deliver to the buyer upon the short sale; the Fund is then obligated to replace the security borrowed by purchasing it in the open market at some later date.

The Fund will incur a loss if the market price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund will realize a gain if the security declines in value between those dates. If a security sold short pays a dividend while the Fund is short that security, the Fund will pay the dividend and record that amount as an expense.

All short sales are collateralized, as required by the Fund's prime broker. The Fund maintains the collateral in segregated accounts consisting of cash and/or high-grade liquid assets sufficient to collateralize the market value of its short positions.

Federal Tax Information

As of March 31, 2006, the James Advantage Funds had the following federal tax cost resulting in net unrealized appreciation as follows:

------------------------------------------------------------------------------------------------------------
                                         Federal       Gross Unrealized  Gross Unrealized    Net Unrealized
                                         Tax Cost        Appreciation      Depreciation       Appreciation
------------------------------------------------------------------------------------------------------------
James Balanced: Golden Rainbow Fund  $    217,314,188  $     29,805,657  $     (3,366,765)  $     26,438,892
Small Cap Fund                       $    110,711,368  $     19,688,607  $     (3,129,467)  $     16,559,140
Market Neutral Fund                  $     68,608,799  $     17,502,086  $     (5,857,087)  $     11,644,999
Equity Fund                          $     21,705,470  $      6,288,505  $       (412,276)  $      5,876,229
------------------------------------------------------------------------------------------------------------

Item 2. Controls and Procedures.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant's internal controls over financial reporting (as defined in rule 30a-3(d) under the Act) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonable likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

The certifications required by Rule 30a-2 under the Investment Company Act of 1940, as amended, are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         The James Advantage Funds

By (Signature and Title)


/s/ Barry R. James
--------------------------------
Barry R. James
President

Date:  May 23, 2006


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)


/s/ Barry R. James
--------------------------------
Barry R. James
President

Date:  May 23, 2006

By (Signature and Title)


 /s/ Thomas L. Mangan
--------------------------------
Thomas L. Mangan
Treasurer and Chief Financial Officer

Date:  May 23, 2006